Going concern (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Net Income (Loss) Attributable to Parent, Total	$ (28,427,244)	$ (6,755,603)	$ 1,406,519
Litigation Settlement, Amount Awarded from Other Party	285,818
Litigation Settlement, Amount Awarded to Other Party	3,575,673
Loss Contingency, Loss in Period	4,417,765
Loss Contingencies Indemnification Balances	$ 3,499,219